A T B C | Fidelity Global Commodity Stock Fund
Fund Summary Fund/Class: Fidelity® Global Commodity Stock Fund/Fidelity Advisor® Global Commodity Stock Fund A, T, B, C
Investment Objective
The fund seeks capital appreciation.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page (Click Here) of the prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees A T B C Fidelity Global Commodity Stock Fund		Fidelity Global Commodity Stock Fund - Class A		Fidelity Global Commodity Stock Fund - Class T		Fidelity Global Commodity Stock Fund - Class B		Fidelity Global Commodity Stock Fund - Class C
Maximum sales charge (load) on purchases (as a % of offering price)		5.75%		3.50%		none		none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)		none	[1]	none	[1]	5.00%	[2]	1.00%	[3]
Redemption fee on shares held (as a % of amount redeemed)	[4]	1.00%		1.00%		1.00%		1.00%
[1]	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
[2]	Declines over 6 years from 5.00% to 0%.
[3]	On Class C shares redeemed less than one year after purchase.
[4]	Held less than 30 days

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses A T B C Fidelity Global Commodity Stock Fund		Fidelity Global Commodity Stock Fund - Class A	Fidelity Global Commodity Stock Fund - Class T	Fidelity Global Commodity Stock Fund - Class B	Fidelity Global Commodity Stock Fund - Class C
Management fee	[1]	0.71%	0.71%	0.71%	0.71%
Distribution and/or Service (12b-1) fees		0.25%	0.50%	1.00%	1.00%
Other expenses		0.36%	0.39%	0.40%	0.38%
Total annual operating expenses		1.32%	1.60%	2.11%	2.09%
[1]	The fund may invest in Fidelity Commodity Strategy Central Fund, which in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. Fidelity Management & Research Company (FMR) has contractually agreed to waive the fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on the fund's proportionate ownership of the central fund. This arrangement will remain in effect for at least one year from the effective date of the prospectus, and will remain in effect thereafter as long as FMR's contract with the subsidiary is in place. If FMR's contract with the subsidiary is terminated, FMR, in its sole discretion, may discontinue the arrangement. For the fund's most recent fiscal year, the waiver rounded to less than 0.01% for each class.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Sell All Shares
Expense Example A T B C Fidelity Global Commodity Stock Fund (USD $)	Fidelity Global Commodity Stock Fund - Class A	Fidelity Global Commodity Stock Fund - Class T	Fidelity Global Commodity Stock Fund - Class B	Fidelity Global Commodity Stock Fund - Class C
1 year	702	507	714	312
3 years	969	837	961	655
5 years	1,257	1,190	1,334	1,124
10 years	2,074	2,184	2,145	2,421

Hold Shares
Expense Example, No Redemption A T B C Fidelity Global Commodity Stock Fund (USD $)	Fidelity Global Commodity Stock Fund - Class A	Fidelity Global Commodity Stock Fund - Class T	Fidelity Global Commodity Stock Fund - Class B	Fidelity Global Commodity Stock Fund - Class C
1 year	702	507	214	212
3 years	969	837	661	655
5 years	1,257	1,190	1,134	1,124
10 years	2,074	2,184	2,145	2,421

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 71% of the average value of its portfolio.
Principal Investment Strategies
  Investing in securities issued anywhere in the world.
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in stocks of companies principally engaged in the energy, metals, and agriculture group of industries.
  Allocating investments across different countries and regions.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Commodities Industry Concentration. The energy, metals, and agriculture industries can be significantly affected by commodity prices and consumption, world events, import and export controls, worldwide competition, government regulations, and economic conditions.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns
The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown. Calendar Year

During the period shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	20.16%	September 30, 2010
Lowest Quarter Return	-17.90%	June 30, 2010
Year-to-Date Return	-24.17%	September 30, 2011

Average Annual Returns
Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
For the periods ended
December 31, 2010

Average Annual Total Returns A T B C Fidelity Global Commodity Stock Fund	Past 1 year	Life of class		Inception Date
Return Before Taxes Fidelity Global Commodity Stock Fund - Class A	10.95%	32.20%	[1]	Mar. 25, 2009
Return Before Taxes Fidelity Global Commodity Stock Fund - Class T	13.29%	33.64%	[1]	Mar. 25, 2009
Return Before Taxes Fidelity Global Commodity Stock Fund - Class B	11.74%	33.81%	[1]	Mar. 25, 2009
Return Before Taxes Fidelity Global Commodity Stock Fund - Class C	15.76%	35.65%	[1]	Mar. 25, 2009
Return After Taxes on Distributions Fidelity Global Commodity Stock Fund - Class A	10.81%	32.02%	[1]	Mar. 25, 2009
Return After Taxes on Distributions and Sale of Fund Shares Fidelity Global Commodity Stock Fund - Class A	7.41%	27.77%	[1]	Mar. 25, 2009
MSCI® ACWI® (All Country World Index) Index (reflects no deduction for fees or expenses)	13.03%	33.19%	[1]	Mar. 25, 2009
MSCI ACWI (All Country World Index) Commodity Producers Sector Capped Index (reflects no deduction for fees, expenses, or taxes)	15.70%	35.99%	[1]	Mar. 25, 2009
[1]	From March 25, 2009.